License and Distribution Arrangements (Details Narrative) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Royalty income				$ 67	$ 45
Revenue recognized				$ 3,652	532
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing				70.00%
License Agreement [Member]
Statement Line Items [Line Items]
Royalty income				$ 67	45
License Agreement [Member] | Consilient Health, Ltd [Member] | Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Proceeds from license agreement	$ 1,207
License Agreement [Member] | Macrilen [Member] | Net Sales Up to $40 Million [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Royalty percentage				15.00%
License Agreement [Member] | Macrilen [Member] | Net Sales Up to $40 Million [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Royalty percentage				8.50%
License Agreement [Member] | Macrilen [Member] | Net Sales Over $40 Million [Member]
Statement Line Items [Line Items]
Royalty percentage				15.00%
License Agreement [Member] | Euro [Member] | Consilient Health, Ltd [Member] | Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Proceeds from license agreement	$ 1,000
License Agreement [Member] | Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing				70.00%
Upfront payment received		$ 6,109
Variable payment due				$ 5,000
License Agreement [Member] | Novo Nordisk A/S [Member] | Euro [Member]
Statement Line Items [Line Items]
Upfront payment received		5,000
License Agreement [Member] | Strongbridge Ireland Limited [Member]
Statement Line Items [Line Items]
Proceeds from cash payments			$ 24,000
Transaction Price Prior to Modification [Member]
Statement Line Items [Line Items]
Amortization period				5 years 4 months 24 days
Deferred revenue		185		$ 185
Amortization of deferred revenue				74
Transaction Price Prior to Modification [Member] | Adult Indication [Member]
Statement Line Items [Line Items]
Transaction price		23,600		$ 23,600
Percentage of future revenue stream				84.00%
Transaction Price Prior to Modification [Member] | Pediatric Indication [Member]
Statement Line Items [Line Items]
Transaction price		400		$ 400
Percentage of future revenue stream				16.00%
Transaction Price Prior to Modification [Member] | Discounted Cash Flow [member]
Statement Line Items [Line Items]
Transaction price		24,000		$ 24,000
Transaction Price Prior to Modification [Member] | FDA Approval [Member]
Statement Line Items [Line Items]
Transaction price		5,000		5,000
Transaction Price Adjusted Post Modification [Member]
Statement Line Items [Line Items]
Deferred revenue		5,297		5,297
Deferred revenue recognized				$ 264
Transaction Price Adjusted Post Modification [Member] | Adult Indication [Member]
Statement Line Items [Line Items]
Percentage of future revenue stream				9.00%
Deferred revenue		5,559		$ 5,559
Revenue recognized				$ 550
Transaction Price Adjusted Post Modification [Member] | Pediatric Indication [Member]
Statement Line Items [Line Items]
Percentage of future revenue stream				91.00%
Transaction Price Adjusted Post Modification [Member] | Euro [Member] | Adult Indication [Member]
Statement Line Items [Line Items]
Deferred revenue		$ 4,530		$ 4,530
Revenue recognized				470
PIP Study [Member]
Statement Line Items [Line Items]
Clinical trial costs				10,980
Licensee costs				$ 1,099	979
PIP Study [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Percentage of clinical trial costs reimbursement				100.00%
PIP Study [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Percentage of clinical trial costs reimbursement				70.00%
PIP Study [Member] | Euro [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Clinical trial costs				$ 9,000
PIP Study [Member] | Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Additional clinical trial costs				10,980
PIP Study [Member] | Novo Nordisk A/S [Member] | Euro [Member]
Statement Line Items [Line Items]
Additional clinical trial costs				9,000
Supply Chain Arrangement [Member]
Statement Line Items [Line Items]
Deferred revenue recognized				852
Supply chain costs				2,659	$ 1,159
Supply Chain Arrangement [Member] | Macrilen [Member]
Statement Line Items [Line Items]
Deferred revenue recognized				$ 67